Income tax expenses - Summary of effective tax rate (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income tax expenses
Loss before tax	€ (69,865)	€ (71,954)
Total income tax benefits / (expenses)	€ 489	€ (271)
Effective tax rate	0.70%	(0.38%)